Financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2013, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2013	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(2)
5.1750%	569,649	569,649	July 16, 2012	July 15, 2016	(3)
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	188,000	188,000	June 23, 2010	December 23, 2021	(2)
5.0275%	111,000	111,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(2)(4)
5.2000%	86,400	86,400	December 18, 2006	October 2, 2015
5.4975%	57,400	57,400	July 31, 2012	July 31, 2019
5.1700%	24,000	24,000	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.
(3)	On January 30, 2014, this swap was terminated and the Company entered into a new swap with an effective date of January 30, 2014 and a pay fixed rate of 5.945%. The outstanding notional amount on the effective date was $281,970,000 and is subject to amortization. The swap’s end date is May 31, 2019.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty A) whereby Swaption Counterparty A has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If Swaption Counterparty A exercises the swaption, the underlying swap effectively offsets the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021. This option was not exercised by Swaption Counterparty A.

Schedule of Interest Rate Derivatives

The following provides information about the Company’s interest rate derivatives:

Fair value of asset and liability derivatives:

	2013	2012
Fair value of financial instruments asset	$60,188	$41,031
Fair value of financial instruments liability	425,375	606,740

Schedule of Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2013	2012	2011
Gain/(Loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$60,504	$(135,998)	$(281,027)
Loss recognized from AOCL to net earnings(1)
Interest expense	$(5,330)	$(8,310)	$(11,670)
Depreciation and amortization	(882)	(836)	(505)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.